Share based compensation (Share based awards granted to an employee of a subsidiary and Other share based compensation - Narrative) (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Xingxue and Chuangzhi [Member]
Share-based compensation [Line Items]
Percentage of equity interests acquired			100.00%
Number of vocational training companies acquired			2
Beijing Huanqiu Xingxue Technology Development Co., Ltd [Member]
Share-based compensation [Line Items]
Initial percentage of equity interests of acquiree, which employees will be entitled	20.00%
Share based compensation	¥ 572	¥ 574	¥ 143
Share-based Compensation Arrangement by Share-based Payment Award, Compensation Cost	¥ 13,364	¥ 32,593